Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve month ending December 31,
2019	$246,684
2020	223,735
2021	230,926
Total	$701,345